Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows at the dates indicated:

	December 31,
	2015	2014
Land	$6,693,927	$6,729,097
Buildings and Improvements	20,040,102	17,796,209
Furniture and Equipment	11,142,428	11,068,028
Construction in Progress	236,019	184,040
Total Premises and Equipment	38,112,476	35,777,374
Less Accumulated Depreciation	(17,995,558)	(17,544,148)
Total Premises and Equipment, Net	$20,116,918	$18,233,226

Future minimum payments under non-cancelable operating leases
The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2015, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2016	$356,440
2017	326,000
2018	223,029
2019	214,458
2020	214,458
Thereafter	1,211,468
Total Future Minimum Payments	$2,545,853